Shareholder Report, Average Annual Return (Details) 1014021_Franklin Municipal Green Bond ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	103 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin Municipal Green Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Municipal Green Bond ETF (NAV)
Average Annual Return, Percent	4.62%	0.58%	2.17%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.08%